Operating Segment and Geographical Information - Location of Identifiable Assets Other Than Acquired Intangible Asset and Liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($) segment	Dec. 31, 2019 HKD ($)
Segment Reporting Information [Line Items]
Number of geographic reportable segments | segment	3
Total liabilities	$ 11,755	$ 10,748
Continuing Operations [Member] | Reportable Geographical Components [Member]
Segment Reporting Information [Line Items]
Consolidated total assets before intangible asset	185,207	187,707
Total liabilities	11,755	10,748
Continuing Operations [Member] | Reportable Geographical Components [Member] | Hong Kong [Member]
Segment Reporting Information [Line Items]
Consolidated total assets before intangible asset	181,561	184,061
Total liabilities	11,755	10,748
Continuing Operations [Member] | Reportable Geographical Components [Member] | United States [Member]
Segment Reporting Information [Line Items]
Consolidated total assets before intangible asset	$ 3,646	$ 3,646